INVESTMENT PROPERTY	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
INVESTMENT PROPERTY
10.	INVESTMENT PROPERTY

Investment properties consist of two commercial units owned by Transocean Oil Pte. Ltd. (“Transocean”) and one commercial unit owned by Mediaplus Venture Group Pte. Ltd. (“Mediaplus”). These properties are held to generate rental income and for long-term capital appreciation and are leased to third-party tenants under non-cancellable lease arrangements.

Reconciliation of the carrying amount:

$
Balance as of January 1, 2024	-
Acquisitions (Note 8)	2,379,879
Exchange differences	91,110
Change in fair value	-
Balance as of June 30, 2025	2,470,989